Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by the SEC’s pay versus performance rules (“PVP Rules”), the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for 2025 for this Proxy Statement’s named executive officers, as well as compensation for 2023 and 2024 for our named executive officers from our 2024 and 2025 Proxy Statements (each of 2023, 2024 and 2025, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below, collectively, as the “PVP NEOs”. The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

•	The information in columns (b) and (d) of the PVP Table comes directly from the 2023, 2024 and 2025 Summary Compensation Tables;

•
As required by the SEC’s PVP Rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our PVP NEOs actually earned or walked away with for their service in the Covered Years, respectively; and

•
As required by the SEC’s PVP Rules, we provide information in the PVP Table below about our cumulative absolute total shareholder return (“TSR”) results and our U.S. GAAP net income results (the “External Measures”) during the Covered Years. We did not, however, actually base any compensation decisions for the PVP NEOs on, or link any PVP NEO pay to, these particular External Measures because the External Measures were not metrics used in our short-term or long-term incentive plans during the Covered Years. As a result, we did not design our PVP NEO compensation to move in tandem with improving, declining or steady achievement in these External Measures.

Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO Trepp (b)(1)	Summary Compensation Table Total for PEO Tidey (b)(1)	Compensation Actually Paid to PEO Trepp (c)(1)(2)(3)	Compensation Actually Paid to PEO Tidey (c)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f)(4)	Net Income (g)
2025	N/A	$3,501,213	N/A	$3,501,213	$847,506	$847,506	$143.79	$26,455,000
2024	$4,471,260	$2,953,212	$4,471,260	$2,953,212	$1,112,212	$1,112,212	$143.02	$30,759,000
2023	$3,973,459	N/A	$3,973,459	N/A	$1,247,321	$1,247,321	$144.67	$25,242,000

(1)
R. Scott Tidey was our principal executive officer (“PEO”) for the full year of 2025 and for a portion of 2024 beginning October 1, 2024. Gregory H. Trepp was our PEO for a portion of 2024 ending September 30, 2024 and for the full year of 2023. For 2025, our non-PEO
PVP NEOs were Sally M. Cunningham and Andrew C. Carington. For 2024, our
non-PEO
PVP NEOs were Sally M. Cunningham and Lawrence K. Workman, Jr. For 2023, our
non-PEO
PVP NEOs were R. Scott Tidey and Lawrence K. Workman, Jr.

(2)
For 2025, in determining both the CAP to our PEO and the average CAP to our non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in col um
ns (b) and (d) for such Covered Year the following
amounts
:

Item and Value Added (Deducted)	2025 ($)
For R. Scott Tidey:
- SCT “Stock Awards” column value	($1,069,993)
- SCT “Option Awards” column value	N/A
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	N/A
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	N/A
+ vesting date fair value of equity awards granted and vested in Covered Year	$1,069,993
+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested in Covered Year	N/A
- prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	N/A
+ includable dividends/earnings on equity awards during Covered Year	N/A
TOTAL ADDED (DEDUCTED):	0

Item and Value Added (Deducted)	2025 ($)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	($152,842)
- SCT “Option Awards” column value	N/A
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	N/A
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	N/A
+ vesting date fair value of equity awards granted and vested in Covered Year	$152,842
+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested in Covered Year	N/A
- prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	N/A
+ includable dividends/earnings on equity awards during Covered Year	N/A
TOTAL ADDED (DEDUCTED):	0

Please note that while similar adjustment information was provided in our 2025 proxy statement for the 2024 Covered Year and in our 2024 proxy statement for the 2023 Covered Year, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the PVP Table for 2025 or the relationships disclosures provided below.

(3)
December 31 has been determined by us to represent the accounting grant date for awards granted to our PVP NEOs in each Covered Year under the Long-Term Equity Plan, which date is also the same date on which such awards are considered vested for purposes of the PVP Table. As a result, there is no difference between the fair value of those awards on the accounting grant date and the vesting date, and no change between SCT totals and CAP for our PVP NEOs.

(4)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on Nasdaq Stock Market on December 31, 2022 through and including the last day of the Covered Year (each one-,
two-,
and three-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the
Measurement

Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered
Year-end
values of such investment as of the end of 2025, 2024 and 2023, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Named Executive Officers, Footnote			For 2024, our non-PEO PVP NEOs were Sally M. Cunningham and Lawrence K. Workman, Jr. For 2023, our non-PEO PVP NEOs were R. Scott Tidey and Lawrence K. Workman, Jr.
Adjustment To PEO Compensation, Footnote
(2)
For 2025, in determining both the CAP to our PEO and the average CAP to our non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in col um
ns (b) and (d) for such Covered Year the following
amounts
:

Item and Value Added (Deducted)	2025 ($)
For R. Scott Tidey:
- SCT “Stock Awards” column value	($1,069,993)
- SCT “Option Awards” column value	N/A
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	N/A
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	N/A
+ vesting date fair value of equity awards granted and vested in Covered Year	$1,069,993
+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested in Covered Year	N/A
- prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	N/A
+ includable dividends/earnings on equity awards during Covered Year	N/A
TOTAL ADDED (DEDUCTED):	0

Non-PEO NEO Average Total Compensation Amount			$ 847,506	$ 1,112,212	$ 1,247,321
Non-PEO NEO Average Compensation Actually Paid Amount			$ 847,506	1,112,212	1,247,321
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2025, in determining both the CAP to our PEO and the average CAP to our non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in col um
ns (b) and (d) for such Covered Year the following
amounts
:

Item and Value Added (Deducted)	2025 ($)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	($152,842)
- SCT “Option Awards” column value	N/A
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	N/A
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	N/A
+ vesting date fair value of equity awards granted and vested in Covered Year	$152,842
+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested in Covered Year	N/A
- prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	N/A
+ includable dividends/earnings on equity awards during Covered Year	N/A
TOTAL ADDED (DEDUCTED):	0

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 143.79	143.02	144.67
Net Income (Loss)			26,455,000	30,759,000	25,242,000
Gregory H. Trepp [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,471,260	3,973,459
PEO Actually Paid Compensation Amount				4,471,260	$ 3,973,459
PEO Name		Gregory H. Trepp			Gregory H. Trepp
R. Scott Tidey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,501,213	2,953,212
PEO Actually Paid Compensation Amount			$ 3,501,213	$ 2,953,212
PEO Name	R. Scott Tidey		R. Scott Tidey
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,069,993)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,069,993
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(152,842)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 152,842